Non-current receivables (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	December 31, 2018	December 31, 2017
Shareholders loans to joint ventures	28,665	159,733
Derivatives	7,930	—
Other non-current receivables	2,062	618
Investment	1	1
Total non-current receivables	38,658	160,352

Schedule of non-current receivables by contractual maturity date
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017
Receivable:
Within two years	7,206	—
Between two and three years	—	—
Between three and four years	725	—
Between four and five years	541	—
More than five years	30,186	160,352
Total non-current receivables	38,658	160,352